16. CONVERTIBLE PROMISSORY NOTES AND EMBEDDED DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Promissory Notes And Embedded Derivative Liabilities Tables
Convertible promissory notes and embedded derivative liabilities

The Company entered into a series of securities purchase agreements (the “Purchase Agreements”) with an investor and issued convertible promissory notes, as follows:

Issued	Principal Amount	Stated Interest Rate	Maturity	Unamortized Discount at 12/31/12	Effective Interest Rate	Principal Balance, 12/31/12
February 2011	$32,000	8.00%	November 2011	$-	147%	-
May 2011	100,000	8.00%	February 2012	-	147%	-
July 2011	79,000	8.00%	April 2012	-	147%	-
September 2011	52,000	8.00%	June 2012	-	123%	-
October 2011	52,000	8.00%	July 2012	-	147%	-
November 2011	52,000	8.00%	August 2012	-	92%	-
January 2012	52,000	8.00%	October 2012	-	130%	-
April 2012	43,000	8.00%	January 2013	-	125%	-
June 2012	43,000	8.00%	March 2013	-	141%	12,000
August 2012	43,000	8.00%	May 2013	12,000	142%	43,000
September 2012	32,000	8.00%	June 2013	14,000	122%	32,000
November 2012	33,000	8.00%	August 2013	17,000	101%	33,000
	$613,000			$43,000		$120,000